Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 28     Leases

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

Amounts in US$ ‘000	2022	2021
Right of use assets
Production, facilities and machinery	32,034	15,175
Buildings and improvements	4,977	5,839
	37,011	21,014
Lease liabilities
Current	10,000	8,231
Non-current	22,051	12,513
	32,051	20,744

The Consolidated Statement of Income shows the following amounts relating to leases:

Amounts in US$ ‘000	2022	2021	2020
Depreciation charge of Right of use assets
Production, facilities and machinery	(6,057)	(5,526)	(6,472)
Buildings and improvements	(988)	(1,136)	(1,600)
	(7,045)	(6,662)	(8,072)
Unwinding of long-term liabilities (included in Financial results)	(2,838)	(1,453)	(1,247)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(2,614)	(1,101)	(1,317)
Expenses related to low-value leases (included in Administrative expenses)	(708)	(906)	(736)

The table below summarizes the amounts of Right-of-use assets recognized and the movements during the reporting years:

Amounts in US$‘000	2022	2021
Right-of-use assets as of January 1	21,014	21,402
Additions / changes in estimates	22,462	5,288
Foreign currency translation	580	986
Depreciation	(7,045)	(6,662)
Right-of-use assets as of December 31	37,011	21,014

The table below summarizes the amounts of Lease liabilities recognized and the movements during the reporting years:

Amounts in US$‘000	2022	2021
Lease liabilities as of January 1	20,744	22,347
Additions / changes in estimates	22,462	5,288
Exchange difference	(6,426)	(365)
Foreign currency translation	284	(461)
Unwinding of discount	2,838	1,453
Lease payments	(7,851)	(7,518)
Lease liabilities as of December 31	32,051	20,744